N-4	Dec. 30, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Soloist | LazardRetirementUSSmallCapEquitySelectPortfolioOpenSharesMember
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 1, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares	Lazard Retirement US Small Cap Equity Select Portfolio - Open Shares